Debt, cash and cash equivalents - Summary of Bond Issues (Details) € in Millions, $ in Millions	Mar. 31, 2019	Jun. 30, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Sep. 30, 2016 EUR (€)	Apr. 30, 2016 EUR (€)	Sep. 30, 2015 EUR (€)	Sep. 30, 2014 EUR (€)	Nov. 30, 2013 EUR (€)	Sep. 30, 2013 EUR (€)	Mar. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2013 EMTN ISIN FR0011560333
Disclosure of detailed information about borrowings [line items]
Annual interest rate									1.875%
Amount									€ 1,000
Sanofi Euro Medium Term Notes (EMTN) bonds | November 2013 EMTN ISIN FR0011625433
Disclosure of detailed information about borrowings [line items]
Annual interest rate								2.50%
Amount								€ 1,000
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2014 EMTN ISIN FR0012146777
Disclosure of detailed information about borrowings [line items]
Annual interest rate							1.125%
Amount							€ 1,000
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2014 EMTN ISIN FR0012146801
Disclosure of detailed information about borrowings [line items]
Annual interest rate							1.75%
Amount							€ 1,510
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2015 EMTN ISIN FR0012969020
Disclosure of detailed information about borrowings [line items]
Annual interest rate						0.875%
Amount						€ 500
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2015 EMTN ISIN FR0012969038
Disclosure of detailed information about borrowings [line items]
Annual interest rate						1.50%
Amount						€ 750
Sanofi Euro Medium Term Notes (EMTN) bonds | April 2016 EMTN ISIN FR0013143997
Disclosure of detailed information about borrowings [line items]
Annual interest rate					0.625%
Amount					€ 600
Sanofi Euro Medium Term Notes (EMTN) bonds | April 2016 EMTN ISIN FR00113144003
Disclosure of detailed information about borrowings [line items]
Annual interest rate					1.125%
Amount					€ 700
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2016 EMTN ISIN FR0013201613
Disclosure of detailed information about borrowings [line items]
Annual interest rate				0.00%
Amount				€ 1,000
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2016 EMTN ISIN FR0013201621
Disclosure of detailed information about borrowings [line items]
Annual interest rate				0.00%
Amount				€ 850
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2016 EMTNISINFR0013201639
Disclosure of detailed information about borrowings [line items]
Annual interest rate				0.50%
Amount				€ 1,150
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324316
Disclosure of detailed information about borrowings [line items]
Amount			€ 1,000
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324324
Disclosure of detailed information about borrowings [line items]
Annual interest rate			0.00%
Amount			€ 500
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324332
Disclosure of detailed information about borrowings [line items]
Annual interest rate			0.50%
Amount			€ 1,750
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324340
Disclosure of detailed information about borrowings [line items]
Annual interest rate			1.00%
Amount			€ 1,500
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324357
Disclosure of detailed information about borrowings [line items]
Annual interest rate			1.375%
Amount			€ 2,000
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324373
Disclosure of detailed information about borrowings [line items]
Annual interest rate			1.875%
Amount			€ 1,250
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2019 EMTN ISIN FR0013409836
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.00%
Amount			850
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2019 EMTN ISIN FR0013409844
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.875%
Amount			650
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2019 EMTN ISIN FR0013409851
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.25%
Amount			€ 500
Shelf registration statement program | March 2011 SNFISIN US80105NAG07
Disclosure of detailed information about borrowings [line items]
Annual interest rate										4.00%
Amount | $										$ 2,000
Shelf registration statement program | June 2010GZISINUS372917AS37
Disclosure of detailed information about borrowings [line items]
Annual interest rate											5.00%
Amount | $											$ 500
Shelf registration statement program | June 2018 SNFISINUS801060AC87
Disclosure of detailed information about borrowings [line items]
Annual interest rate		3.375%
Amount | $		$ 1,000
Shelf registration statement program | June 2018 SNFISINUS801060AD60
Disclosure of detailed information about borrowings [line items]
Annual interest rate		3.625%
Amount | $		$ 1,000
3-month Euribor | Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324316
Disclosure of detailed information about borrowings [line items]
Annual interest rate			0.15%